Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000254753
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Broad Market Core Bond ETF
C000254754
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Plus ETF
Without Sales Load [Member] | C000254753
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%
Without Sales Load [Member] | C000254754
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.05%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.05%